Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Securities at fair value through other comprehensive income
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	₩ 58,573,094	₩ 37,677,645
Transfer to 12 months expected credit loss	0	0
Transfer to other type of measurement, carrying value	0	0
Purchase	52,657,353	46,908,632
Disposal	(34,990,991)	(16,119,228)
Repayment	(17,611,000)	(21,129,182)
Others	(1,219,023)	282,435
Business combination	0	10,952,792
Ending balance	57,409,433	58,573,094
Securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	58,334,000	37,571,814
Transfer to 12 months expected credit loss	30,233	34,555
Transfer to other type of measurement, carrying value	(83,132)	(64,928)
Purchase	52,637,678	46,847,222
Disposal	(34,969,744)	(16,109,006)
Repayment	(17,610,988)	(21,129,182)
Others	(1,195,749)	230,733
Business combination	0	10,952,792
Ending balance	57,142,298	58,334,000
Securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	239,094	105,831
Transfer to 12 months expected credit loss	(30,233)	(34,555)
Transfer to other type of measurement, carrying value	83,132	64,928
Purchase	19,675	61,410
Disposal	(21,247)	(10,222)
Repayment	(12)	0
Others	(23,274)	51,702
Business combination	0	0
Ending balance	267,135	239,094
Securities at amortized cost
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	45,591,835	28,487,396
Transfer to 12 months expected credit loss	0	0
Transfer to other type of measurement, carrying value	0	0
Purchase	7,645,000	12,209,898
Disposal	0	0
Repayment	(5,923,583)	(6,722,560)
Others	(20,143)	343,102
Business combination	0	11,273,999
Ending balance	47,293,109	45,591,835
Securities at amortized cost | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	45,568,563	28,464,921
Transfer to 12 months expected credit loss	0	20,198
Transfer to other type of measurement, carrying value	0	0
Purchase	7,645,000	12,209,898
Disposal	0	0
Repayment	(5,900,311)	(6,722,560)
Others	(20,143)	322,107
Business combination	0	11,273,999
Ending balance	47,293,109	45,568,563
Securities at amortized cost | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	23,272	22,475
Transfer to 12 months expected credit loss	0	(20,198)
Transfer to other type of measurement, carrying value	0	0
Purchase	0	0
Disposal	0	0
Repayment	(23,272)	0
Others	0	20,995
Business combination	0	0
Ending balance	₩ 0	₩ 23,272